As filed with the Securities and Exchange Commission on August 24, 2000 Registration No. 333-80825

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                       POST-EFFECTIVE AMENDMENT NO. 3 TO
                                   FORM S-6

                  FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE & ANNUITY COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE & ANNUITY COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)

                                 (949)219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

It is proposed that this filing will become effective on August 28, 2000 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec II-NY Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select Exec Separate Account of Pacific
Life & Annuity Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)

Form N-8B-2                                                  Form S-6
Item Number                                            Heading in Prospectus
1.  (a)  Name of trust...............................  Prospectus front cover

    (b)  Title of securities issued..................  Prospectus front cover

2.  Name and address of each depositor...............  Prospectus front cover; Back Cover

3.  Name and address of trustee......................  N/A

4.  Name and address of each principal underwriter...  About PL&A

5.  State of organization of trust...................  Pacific Select Exec Separate
                                                       Account

6.  Execution and termination of trust agreement.....  Pacific Select Exec Separate
                                                       Account

7.  Changes of name..................................  N/A

8.  Fiscal year......................................  N/A

9.  Material Litigation..............................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities.............  Pacific Select Exec II-NY basics; The death benefit

    (b)  Cumulative or distributive



securities................................   Pacific Select Exec II-NY basics; The death benefit

    (c)  Withdrawal or redemption.........   Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc........   Withdrawals, surrenders and loans

    (e)  Periodic payment plan............   N/A

    (f)  Voting rights....................   Voting Rights

    (g)  Notice to security holders.......   Reports we'll send you

    (h)  Consents required................   Voting Rights

    (i)  Other provisions.................   N/A

11. Type of securities comprising
    units.................................   Pacific Select Exec II-NY basics

12. Certain information regarding
    periodic payment plan certificates....   N/A

13. (a) Load, fees, expenses, etc.........   Deductions from your premiums; Surrendering your policy

(b) Certain information regarding
    periodic payment plan certificates....   N/A

(c) Certain percentages...................   Deductions from your premiums; Surrendering your policy

(d) Difference in price...................   N/A

(e) Certain other fees, etc...............   Deductions from your premiums; Surrendering your policy

(f) Certain other profits or
    benefits..............................   The death benefit; Your policy's accumulated value

(g) Ratio of annual charges to
    income................................   N/A

14. Issuance of trust's securities........   Pacific Select Exec II-NY basics


15. Receipt and handling of payments
    From purchasers.....................    How premiums work

16. Acquisition and disposition of          Your policy's accumulated
    underlying securities...............    value: Your investment
                                            options

17. Withdrawal or redemption............    Withdrawals, surrenders
                                            and loans

18. (a) Receipt, custody and disposition
        of income.......................    Your policy's accumulated
                                            value

    (b) Reinvestment of distributions...    N/A

    (c) Reserves or special funds.......    N/A

    (d) Schedule of distributions.......    N/A

19. Records, accounts and reports.......    Statements and
                                            Reports

20. Certain miscellaneous provisions
    of trust agreement:

    (a) Amendment.......................    N/A

    (b) Termination.....................    N/A

    (c) and (d) Trustees, removal and
        successor.......................    N/A

    (e) and (f) Depositors, removal
        and successor...................    N/A

21. Loans to security holders...........    Withdrawals,
                                            surrenders and loans

22. Limitations on liability............    N/A

23. Bonding arrangements................    N/A

24. Other material provisions of
    trust agreement.....................    N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor......................................................   About PL&A

26.  Fees received by depositor.....................................................   See Items 13(a) and 13(e)

27.  Business of depositor..........................................................   About PL&A

28.  Certain information as to officials and affiliated persons of depositor........   About PL&A

29.  Voting securities of depositor.................................................   N/A

30.  Persons controlling depositor..................................................   N/A

31.  Payments by depositor for certain services rendered to trust...................   N/A

32.  Payments by depositor for certain other services rendered to trust.............   N/A

33.  Remuneration of employees of depositor for certain services rendered to trust..   N/A

34.  Remuneration of other persons for certain services rendered to trust...........   N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states...................................   N/A

36.  Suspension of sales of trust's securities......................................   N/A

37.  Revocation of authority to distribute..........................................   N/A

38.  (a)  Method of distribution..........................................  How policies are distributed

     (b)  Underwriting agreements.........................................  How policies are distributed

     (c)  Selling agreements..............................................  How policies are distributed

39.  (a)  Organization of principal underwriters..........................  How policies are distributed

     (b)  N.A.S.D. membership of principal underwriters...................  How policies are distributed

40.  Certain fees received by principal underwriters......................  How policies are distributed

41.  (a)  Business of each principal underwriter..........................  How policies are distributed

     (b)  Branch offices of each principal underwriter....................  N/A

     (c)  Salesmen of each principal underwriter..........................  N/A

42.  Ownership of trust's securities by certain persons...................  N/A

43.  Certain brokerage commissions received by principal underwriters.....  N/A

44.  (a)  Method of valuation.............................................  Your policy's accumulated value

     (b)  Schedule as to offering price...................................  How premiums work

     (c)  Variation in offering price to certain persons..................  Monthly deductions

45.  Suspension of redemption rights......................................  Timing of payments, forms, and requests


46.  (a)  Redemption valuation...................................................    Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price........................................    Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities............................    Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee......................................    N/A

49.  Fees and expenses of trustees...............................................    N/A

50.  Trustee's lien..............................................................    N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities..................................    The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect to selection
          or elimination of under lying securities...............................    How our accounts work

     (b)  Transactions involving elimination of underlying securities............    How our accounts work

     (c)  Policy regarding substitution or elimination of underlying securities..    How our accounts work

     (d)  Fundamental policy not otherwise covered...............................    N/A

53.  Tax status of trust.........................................................    Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial Statements


                                  PROSPECTUS

(Included in Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-00-000997, as filed on April 27, 2000, and incorporated by reference herein; and Form Type 497, Accession No. 0001017062-00-001710, as filed on August 11, 2000, and incorporated by reference herein.)

    Supplement to Prospectus Dated May 1, 2000 for Pacific Select Exec II-NY
         Flexible Premium Variable Life Insurance Policy (the "policy")
                    Issued by Pacific Life & Annuity Company

                          This supplement changes the prospectus to reflect the following:

                          -----------------------------------------------------
An overview of Pacific     Other Expenses
Select Exec II-NY:         The table also shows the fund expenses for each
Fees and expenses paid     portfolio based on expenses in 1999, adjusted to
by the Pacific Select      reflect recently reduced custody fees. To help
Fund: Other expenses       limit fund expenses, effective July 1, 2000 Pacific
is replaced.               Life has contractually agreed to waive all or part
                           of its investment advisory fees or otherwise reimburse each portfolio for operating expenses
                           (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific
                           Life to the extent such expenses fall below the 0.10% expense cap. For each portfolio, Pacific
                           Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific
                           Life will continue to cap expenses after December
                           31, 2001. In 1999, Pacific Life reimbursed the
                           Small-Cap Index Portfolio $96,949.


                    ----------------------------------------------------------------------
                                                                    Less
                                        Advisory Other    Total     adviser's     Total net
                    Portfolio           fee      expenses expenses+ reimbursement expenses
                    ------------------------------------------------------------------------
                                            As an annual % of average daily net assets
                    Aggressive Equity   0.80     0.04     0.84       --           0.84
                    Emerging
                     Markets/1/         1.10     0.19     1.29       --           1.29
                    Diversified
                     Research/2/        0.90     0.05     0.95       --           0.95
                    Small-Cap Equity    0.65     0.04     0.69       --           0.69
                    International
                     Large-Cap/2/       1.05     0.10     1.15       --           1.15
                    Equity              0.65     0.03     0.68       --           0.68
                    I-Net
                     Tollkeeper/2/      1.50     0.14     1.64      (0.04)        1.60
                    Multi-Strategy      0.65     0.04     0.69       --           0.69
                    Equity Income       0.65     0.04     0.69       --           0.69
                    Growth LT           0.75     0.03     0.78       --           0.78
                    Mid-Cap Value       0.85     0.07     0.92       --           0.92
                    Equity Index/3/     0.25     0.04     0.29       --           0.29
                    Small-Cap Index     0.50     0.30     0.80      (0.20)        0.60
                    REIT                1.10     0.15     1.25      (0.05)        1.20
                    International
                     Value              0.85     0.09     0.94       --           0.94
                    Government
                     Securities         0.60     0.05     0.65       --           0.65
                    Managed Bond/1/     0.60     0.05     0.65       --           0.65
                    Money Market/1/     0.35     0.04     0.39       --           0.39
                    High Yield Bond/1/
                                        0.60     0.05     0.65       --           0.65
                    Large-Cap Value     0.85     0.08     0.93       --           0.93

                    ----------------------------------------------------------------------

                           /1/ Total adjusted net expenses for these
                               portfolios in 1999, after deduction of an
                               offset for custodian credits were: 1.28% for
                               Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.
                           /2/ Expenses are estimated. There were no actual
                               advisory fees or expenses for these portfolios in 1999 because the portfolios started after December 31, 1999.
                           /3/ Total adjusted net expenses for the Equity
                               Index Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.
                           +   The fund has adopted a brokerage enhancement
                               12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of fund
                               shares. There are no fees or charges to any
                               portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately
                               .0023% or less of any portfolio's average daily net assets.
                          -----------------------------------------------------
Telephone
authorizations             You may enroll in or give instructions regarding
                           the dollar cost averaging program or portfolio
for the transfer           rebalancing program by telephone if we have your
programs                   completed telephone authorization form on file.
Supplement dated
August 28, 2000

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

Contents of Registration Statement

This Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.
The cross-reference sheet.

The Prospectus consisting of 89 pages.

Supplement dated May 1, 2000 to prospectus dated May 1, 2000 consisting of 1 page.

Supplement dated August 7, 2000 to prospectus dated May 1, 2000 consisting of 2 pages.

Supplement dated August 28, 2000 to propectus dated May 1, 2000 consisting of 1 page.
The undertaking to file reports.
Representation pursuant to Section 26(e) of the Investment Company Act of 1940.

The Signatures.
Written consent of the following person (included in the exhibits shown below):
            Deloitte & Touche LLP, independent auditors
            Dechert Price & Rhoads

The following exhibits:

1. (1) (a) Minutes of Action of Board of Directors of PM Group Life Insurance
           Company (PL&A) dated July 1, 1998 /1/

       (b) Memorandum Establishing Separate Account /1/

   (2) Inapplicable

   (3) (a) Form of Distribution Agreement Between PL&A and Pacific Mutual Distributors, Inc. /3/

       (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers /3/

   (4) Inapplicable

   (5) (a) Flexible Premium Variable Life Insurance Policy /3/

       (b) Annual Renewable Term Rider (Form R98-ART NY) /3/

       (c) Accelerated Living Benefit Rider (Form R92-ABR NY) /1/

       (d) Spouse Term Rider (Form R98-SPT NY) /3/

       (e) Children's Term Rider (Form R84-CT NY) /3/

       (f) Waiver of Charges (Form R98-WC NY) /3/

       (g) Accidental Death Benefit (Form R84-AD NY) /3/

       (h) Guaranteed Insurability Rider (Form R84-GI NY) /3/

       (i) Disability Benefit Rider (Form R98-DB NY) /3/

   (6) (a) Bylaws of PL&A /1/

       (b) Articles of Incorporation of PM Group Life Insurance Company /1/

       (c) Amended & Restated Articles of Incorporation for PM Group Life Insurance Company /1/

    (7) Inapplicable

    (8) Inapplicable

    (9) (a) Form of Participation Agreement between PL&A and Pacific Select Fund /3/

        (b) Administrative Agreement Between PL&A and Pacific Life Insurance Company (Pacific Life) /2/

    (10) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire /3/

2. Form of Opinion and consent of legal officer of PL&A as to legality of Policies being registered /1/

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

6.  (a) Consent of Deloitte & Touche LLP /3/

    (b) Consent of Dechert Price & Rhoads /1/

7.  Opinion of Actuary /3/

8.  Memorandum Describing Issuance, Transfer and Redemption Procedures /1/

9.  Powers of Attorney /1/

10. Inapplicable

11. Inapplicable

12. Inapplicable

13. Inapplicable

14. Inapplicable

15. Inapplicable

16. Inapplicable

17. Inapplicable

____________________
/1/ Filed as part of Registration Statement on Form S-6 via EDGAR on June 16,
    1999, File No. 333-80825, Accession Number 0001017062-99-001158.

/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement of Form S-6 via EDGAR on September 22, 1999, File No. 333-80825, Accession Number 0001017062-99-001625.

/3/ Filed as part of Post-Effective Amendment No. 1 to the Registration
    Statement of Form S-6 via EDGAR on April 27,2000, File No. 333-80825, Accession Number 0001017062-00-000997.

UNDERTAKING TO FILE REPORTS

  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

  Pacific Life & Annuity Company, the sponsoring insurance company of the Registrant, represents that the fees and charges to be deducted under the variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Policy.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 24th day of August, 2000.

                                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                 (Registrant)

                                     BY: PACIFIC LIFE & ANNUITY COMPANY
                                                  (Depositor)

                                     BY: _____________________________________
                                         William L. Ferris*
                                         President and Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-80825, Accession Number 0001017062-99-001158.)

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Pacific Life & Annuity Company certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 24th day of August, 2000.

                                       BY: PACIFIC LIFE & ANNUITY COMPANY
                                                   (Registrant)

                                       BY: _________________________________
                                           William L. Ferris  *
                                           President and Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-80825, Accession Number 0001017062-99-001158.)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title                                  Date

____________________          Director, President and Chief         ___________ , 2000
William L. Ferris*            Executive Officer

____________________          Director and Chairman of the Board    ___________ , 2000
Thomas C. Sutton*

____________________          Director, Senior Vice President and   ___________ , 2000
David R. Carmichael*          General Counsel

____________________          Director and Secretary                ___________ , 2000
Audrey L. Milfs*

____________________          Director                              ___________ , 2000
Glenn S. Schafer*

____________________          Chief Financial Officer and           ___________ , 2000
Khanh T. Tran*                Treasurer

____________________          Executive Vice President              ___________ , 2000
Lynn C. Miller*

____________________          Senior Vice President                 ___________ , 2000
William J. Doomey*

____________________          Vice President                        ___________ , 2000
Gary L. Falde*


*By: /s/ DAVID R. CARMICHAEL                                        August 24, 2000
    ------------------------------
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-80825, Accession Number 0001017062-99-001158.)